Financial Instruments at Fair Value Through Profit or Loss - Summary of Outstanding Contracts Not Accounted for Hedge Accounting (Detail)
€ in Thousands, ₩ in Thousands, ¥ in Thousands, ¥ in Thousands, RM in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2017 MYR (RM)	Dec. 31, 2017 SGD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 JPY (¥)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2016 MYR (RM)	Dec. 31, 2016 SGD ($)	Dec. 31, 2016 EUR (€)
Swap contracts [member] | Sell NT$/buy US$ [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount	$ 53,136,302	$ 59,797,499	$ 1,782,400						$ 1,871,000
Swap contracts [member] | Sell NT$/buy US$ [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2018-01	2017-01
Swap contracts [member] | Sell NT$/buy US$ [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2018-12	2017-12
Swap contracts [member] | Sell US$/buy CNY [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2018-01	2017-03
Notional Amount			52,948	¥ 349,800					49,904	¥ 349,800
Swap contracts [member] | Sell US$/buy JPY [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2017-02
Notional Amount			70,324		¥ 7,870,000				77,153		¥ 8,600,000
Swap contracts [member] | Sell US$/buy JPY [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2018-02
Swap contracts [member] | Sell US$/buy JPY [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2018-03
Swap contracts [member] | Sell US$/buy NT$ [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2018-01	2017-01
Notional Amount	$ 6,505,767	$ 1,958,908	217,300						61,000
Forward exchange contracts [member] | Sell NT$/buy US$ [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2018-01
Notional Amount	$ 2,389,620	$ 2,842,330	80,000						90,000
Forward exchange contracts [member] | Sell NT$/buy US$ [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2017-01
Forward exchange contracts [member] | Sell NT$/buy US$ [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2017-02
Forward exchange contracts [member] | Sell US$/buy CNY [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount			125,000	¥ 828,858					70,000	484,805
Forward exchange contracts [member] | Sell US$/buy CNY [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2018-01	2017-01
Forward exchange contracts [member] | Sell US$/buy CNY [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2018-04	2017-02
Forward exchange contracts [member] | Sell US$/buy JPY [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount			45,517		¥ 5,111,101				43,877		¥ 5,063,820
Forward exchange contracts [member] | Sell US$/buy JPY [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2018-01	2017-01
Forward exchange contracts [member] | Sell US$/buy JPY [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2018-02	2017-02
Forward exchange contracts [member] | Sell US$/Buy KRW [Member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2017-01
Notional Amount									35,000			₩ 41,012,700
Forward exchange contracts [member] | Sell US$/Buy MYR [Member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount			15,000			RM 61,859			19,000				RM 84,544
Forward exchange contracts [member] | Sell US$/Buy MYR [Member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2018-01	2017-01
Forward exchange contracts [member] | Sell US$/Buy MYR [Member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2018-03	2017-02
Forward exchange contracts [member] | Sell US$/buy NT$ [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2018-01
Notional Amount	$ 30,142	$ 6,099,400	1,000						190,000
Forward exchange contracts [member] | Sell US$/buy NT$ [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2017-01
Forward exchange contracts [member] | Sell US$/buy NT$ [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2017-03
Forward exchange contracts [member] | Sell US$/Buy SGD [Member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount			11,300				$ 15,305		12,900					$ 18,080
Forward exchange contracts [member] | Sell US$/Buy SGD [Member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2018-01	2017-01
Forward exchange contracts [member] | Sell US$/Buy SGD [Member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2018-02	2017-03
Forward exchange contracts [member] | Sell US$/Buy EUR [Member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2018-01	2017-01
Notional Amount			$ 10,674					€ 9,000	281						€ 270
Foreign currency option contracts [member] | Buy US$ Call/CNY put [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2017-08
Notional Amount									2,000	13,800
Foreign currency option contracts [member] | Buy US$ Put/CNY call [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2017-08
Notional Amount									$ 1,000	¥ 6,900